Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 740,000	Fees	United States of America		Federal Government of United States of America	Thacker Pass Project	Oil Gas or Minerals [Member]	Underground Mining
#: 2
	$ 110,000	Fees	United States of America	snj:US-NV	Government of the State of Nevada	Thacker Pass Project	Oil Gas or Minerals [Member]	Underground Mining